Derivatives_Overview of the Group's hedge accounting (Details)	6 Months Ended
Jun. 30, 2018
Fair value hedges [Member]
Disclosure of detailed information about hedges [Line Items]
Description of type of hedge	As of the current period end, the Group has applied fair value hedge on fixed interest rate foreign currency denominated debentures amounting to 3,150,145 million Won. The purpose of the hedging is to avoid fair value volatility risk of fixed interest rate foreign currency denominated debentures derived from fluctuations of market interest rate, and as such the Group entered into interest rate swap agreements designated as hedging instruments.
Description of financial instruments designated as hedging instruments	The Group entered into interest rate swap agreements to manage its exposure to interest rate risk and designated as hedging instruments. Pursuant to the interest rate swap agreement, hedge ratio is determined by matching the nominal value to the face value of the hedging instrument. The fair value of the interest rate swap at the end of the reporting period is determined by discounting future cash flows estimated using the yield curve at the end of the reporting period and the credit risk embedded in the contract and the average interest rate is determined based on the outstanding balance at the end of the reporting period. The variable interest rate applied to the interest rate swap is USD Libor 3M (6M) plus spread. In accordance with the terms of each interest rate swap contract designated as a hedging instrument, the Group receives interest at a fixed interest rate and pays interest at a variable interest rate. The interest rate swap agreements and the hedged items are subject to fluctuations in the underlying market rate of interest and the Group expects the value of the interest rate swap contract and the value of the hedged item to generally change in the opposite direction.
Description of nature of risks being hedged	In this hedging relationship, only the market interest rate fluctuation, which is the most significant part of the fair value change of the hedged item, is designated as the hedged risk, and other risk factors including credit risk are not included in the hedged risk. Therefore, the ineffective portion of the hedge could arise from fluctuations in the timing of the cash flow of the hedged item, the change in the total amount and price of the hedged item, or significant credit risk fluctuation of either party of the hedged item.
Cash flow hedges [Member]
Disclosure of detailed information about hedges [Line Items]
Description of type of hedge	As of the current period end, the Group has applied Cash Flow hedge on foreign currency denominated bonds amounting to 724,487 million Won.
Description of financial instruments designated as hedging instruments	The Group has designated foreign currency swap contracts as hedging instruments in order to achieve such objectives.
Description of nature of risks being hedged	The Group’s objectives of hedging are to ① Mitigate risks of cash flow fluctuation from principal and interest of variable interest rate debentures denominated in foreign currency, which arise from changes in foreign exchange rate and market interest rate; and ② Mitigate the risks of cash flow fluctuation from principal and interest of fixed-interest rate debentures denominated in foreign currency, which arise from changes in foreign exchange rates.